Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets as follows - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated balance sheets as follows [Abstract]
Cash	¥ 144,409	¥ 111,978
Restricted cash		59,600
Total cash and restricted cash	¥ 144,409	¥ 171,578